Summary of Stock Options Granted (Detail) (USD $)	3 Months Ended										12 Months Ended			36 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	61,000	1,078,405	221,400	555,840	97,500	123,000	43,500	39,500	15,000	48,000	1,360,805	776,340	146,000	2,283,145
Weighted average exercise price per option	$ 8.71	$ 9.50	$ 29.29	$ 34.50	$ 21.70	$ 16.90	$ 14.69	$ 11.00	$ 5.00	$ 4.58	$ 8.71	$ 34.50	$ 14.69	$ 8.71
Weighted average fair value per ordinary share at the grant dates	$ 4.63	$ 3.30	$ 9.90	$ 12.09	$ 7.83	$ 6.09	$ 5.30	$ 3.83	$ 1.74	$ 1.60	$ 4.44
Weighted average intrinsic value per option at the grant dates